Taxation (Details) - Schedule of net operating loss carry forward	Dec. 31, 2022 CNY (¥)
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	¥ 19,911,703
2023
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	1,624,913
2024
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	2,206,569
2025
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	3,216,362
2026
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	395,107
2027
Taxation (Details) - Schedule of net operating loss carry forward [Line Items]
Net Operating Loss Carry Forwards	¥ 12,468,752